Transactions and Balances with Related Parties (Details) € in Millions, ₪ in Millions	6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 ILS (₪)	Mar. 26, 2026 EUR (€)	Mar. 26, 2026 ILS (₪)
Transactions and Balances with Related Parties [Line Items]
Company’s shareholders			€ 12.7	₪ 47.5
Ellomay Luzon Energy [Member]
Transactions and Balances with Related Parties [Line Items]
Amount of bank guarantee or cash	€ 19.2	₪ 72.0